Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash from operating activities:
Net loss	$ (154,591)	$ (92,338)	$ (84,872)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Credit loss expense	4,689	6,403	1,272
Depreciation	17,110	15,483	5,705
Amortization of intangible assets	44,163	18,817	7,984
Deferred income taxes	(55)	(556)	(77)
Other gains and losses	77	(36)	727
Fair value adjustment on derivative liabilities	(2,889)	6,636	931
Loss on debt extinguishment	0	0	2,136
Non-cash interest expense	27,496	5,145	135
Equity-based compensation expense	26,978	3,349	69
Change in operating assets and liabilities, net of assets acquired and liabilities assumed:
Accounts receivable	35,400	2,295	(7,246)
Prepaid expenses and other assets	(6,178)	13,384	(10,836)
Accounts payable	8,288	(3,491)	(16,748)
Funds payable to owners	40,199	(17,250)	31,652
Hospitality and sales taxes payable	11,076	3,952	1,961
Deferred revenue and future stay credits	3,576	24,980	19,386
Accrued expenses and other liabilities	7,926	10,800	12,365
Net cash provided by operating activities	63,265	(2,427)	(35,456)
Cash from investing activities:
Purchases of property and equipment	(5,853)	(1,619)	(4,528)
Proceeds from sale of property and equipment	0	0	2,321
Cash paid for internally developed software	(5,387)	(7,856)	(16,940)
Cash paid for business combinations, net of cash and restricted cash acquired	(103,393)	(3,519)	(115,037)
Other investing activities	0	323	(225)
Net cash used in investing activities	(114,633)	(12,671)	(134,409)
Cash from financing activities:
Proceeds from Reverse Recapitalization, net	302,638	0	0
Payments of Reverse Recapitalization costs	(7,937)	0	0
Cash paid for business combinations	(13,647)	(9,461)	(9,131)
Proceeds from issuance of long-term debt	0	115,931	0
Payments of long term debt	(125)	(10,169)	(5,125)
Proceeds from issuance of preferred units, net of issuance costs	0	500	313,038
Other financing activities	(1,318)	(339)	0
Net cash used in financing activities	279,611	96,462	298,782
Effect of exchange rate fluctuations on cash, cash equivalents, and restricted cash	(119)	159	12
Net increase in cash, cash equivalents and restricted cash	228,124	81,523	128,929
Cash, cash equivalents and restricted cash, beginning of period	291,012	209,489	80,560
Cash, cash equivalents and restricted cash, end of period	519,136	291,012	209,489
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of refunds	310	188	37
Cash paid for interest	3,767	1,280	1,141
Issuance of common units for consideration in a business combination	573,800	0	1,172
Issuance of common stock in connection with conversion of D-1 Notes (See Note 10, Debt)	$ 140,393	$ 0	$ 0